Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables
Trade and other payables

23Trade and other payables

	As at December 31,
	2024	2025
	RMB’000	RMB’000

Non-current
Payable relating to construction projects	59,842	72,586

Current
Trade payables	1,278,535	1,551,682
Payroll payable	148,352	187,895
Accrued expenses	375,588	372,210
Other taxes payable	58,899	111,984
Deposits	1,839,844	1,913,182
Payable relating to leasehold improvements	93,514	104,523
Payable relating to construction projects	25,579	733
Amounts due to related parties (Note 33(c))	8,123	8,834
Others	115,554	265,448
	3,943,988	4,516,491

Information about the Group’s exposure to currency and liquidity risk is included in Note 30.

The credit period granted by suppliers corresponding to trade payables is 30 to 90 days.

Deposits received from suppliers, distributors and franchisees are expected to be settled in its normal operating cycle and may be settled more than twelve months after the reporting period. All of the other trade payables, other payables, accruals and amounts due to related parties or franchisees are expected to be settled within one year or are repayable on demand.